Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2060 Fund
December 31, 2024
Z60-NPRT3-0325
1.9884253.107
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity Series Corporate Bond Fund (a)	378	3,477
Fidelity Series Government Bond Index Fund (a)	614	5,531
Fidelity Series International Credit Fund (a)	5	41
Fidelity Series International Developed Markets Bond Index Fund (a)	22,577	195,966
Fidelity Series Investment Grade Bond Fund (a)	537	5,303
Fidelity Series Investment Grade Securitized Fund (a)	382	3,353
Fidelity Series Long-Term Treasury Bond Index Fund (a)	241,667	1,283,253
TOTAL BOND FUNDS (Cost $1,623,855)		1,496,924

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	116,798	2,317,265
Fidelity Series Large Cap Growth Index Fund (a)	59,059	1,500,108
Fidelity Series Large Cap Stock Fund (a)	59,607	1,367,973
Fidelity Series Large Cap Value Index Fund (a)	175,121	2,856,217
Fidelity Series Small Cap Core Fund (a)	61,385	749,515
Fidelity Series Small Cap Opportunities Fund (a)	21,935	320,916
Fidelity Series Value Discovery Fund (a)	64,920	1,006,260
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,884,868)		10,118,254

International Equity Funds - 40.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	37,369	585,939
Fidelity Series Emerging Markets Fund (a)	59,662	517,867
Fidelity Series Emerging Markets Opportunities Fund (a)	113,315	2,075,928
Fidelity Series International Growth Fund (a)	76,090	1,326,243
Fidelity Series International Index Fund (a)	42,913	508,519
Fidelity Series International Small Cap Fund (a)	17,708	286,868
Fidelity Series International Value Fund (a)	111,972	1,334,709
Fidelity Series Overseas Fund (a)	98,779	1,327,593
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,281,485)		7,963,666

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,790,208)	19,578,844
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,770
NET ASSETS - 100.0%	19,580,614

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8,265	144,197	153,648	874	1,220	(34)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	92,905	29,342	123,569	1,937	(2,506)	3,828	-	-
Fidelity Series Blue Chip Growth Fund	1,967,966	882,613	757,047	210,050	13,135	210,598	2,317,265	116,798
Fidelity Series Canada Fund	461,703	199,097	86,503	17,112	921	10,721	585,939	37,369
Fidelity Series Commodity Strategy Fund	117,275	58,210	168,735	4,283	(22,080)	15,330	-	-
Fidelity Series Corporate Bond Fund	6,085	11,976	14,506	61	426	(504)	3,477	378
Fidelity Series Emerging Markets Debt Fund	22,694	7,980	31,361	885	1,614	(927)	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	7,169	1,624	8,911	-	314	(196)	-	-
Fidelity Series Emerging Markets Fund	418,453	206,691	97,073	14,164	(1,681)	(8,523)	517,867	59,662
Fidelity Series Emerging Markets Opportunities Fund	1,679,428	810,983	446,769	42,057	(3,991)	36,277	2,075,928	113,315
Fidelity Series Floating Rate High Income Fund	16,662	6,299	22,994	1,123	289	(256)	-	-
Fidelity Series Government Bond Index Fund	8,896	21,023	24,223	68	247	(412)	5,531	614
Fidelity Series Government Money Market Fund	12,423	6,960	19,383	81	-	-	-	-
Fidelity Series International Credit Fund	38	3	-	2	-	-	41	5
Fidelity Series International Developed Markets Bond Index Fund	-	219,267	18,524	3,270	(19)	(4,758)	195,966	22,577
Fidelity Series International Growth Fund	1,158,510	492,166	241,827	53,687	1,186	(83,792)	1,326,243	76,090
Fidelity Series International Index Fund	438,609	179,277	82,907	14,676	(1,371)	(25,089)	508,519	42,913
Fidelity Series International Small Cap Fund	247,115	119,157	58,345	26,633	(81)	(20,977)	286,869	17,708
Fidelity Series International Value Fund	1,164,026	481,211	234,292	58,879	(1,839)	(74,397)	1,334,709	111,972
Fidelity Series Investment Grade Bond Fund	8,953	20,130	23,619	89	418	(579)	5,303	537
Fidelity Series Investment Grade Securitized Fund	5,905	11,643	14,085	61	321	(431)	3,353	382
Fidelity Series Large Cap Growth Index Fund	1,246,703	459,348	460,925	8,389	17,599	237,383	1,500,108	59,059
Fidelity Series Large Cap Stock Fund	1,320,838	461,888	492,218	101,972	36,171	41,294	1,367,973	59,607
Fidelity Series Large Cap Value Index Fund	2,361,095	1,085,389	657,942	81,677	19,742	47,932	2,856,216	175,121
Fidelity Series Long-Term Treasury Bond Index Fund	1,097,997	833,570	571,047	27,721	(34,491)	(42,776)	1,283,253	241,667
Fidelity Series Overseas Fund	1,161,215	453,305	224,812	28,942	(2,067)	(60,048)	1,327,593	98,779
Fidelity Series Real Estate Income Fund	16,132	5,045	21,986	564	(288)	1,097	-	-
Fidelity Series Small Cap Core Fund	23,319	829,771	126,688	7,662	4,365	18,748	749,515	61,385
Fidelity Series Small Cap Opportunities Fund	584,009	144,614	391,042	33,275	46,311	(62,976)	320,916	21,935
Fidelity Series Treasury Bill Index Fund	28,996	14,391	43,387	190	-	-	-	-
Fidelity Series Value Discovery Fund	872,025	416,647	268,591	38,543	7,782	(21,603)	1,006,260	64,920
	16,555,409	8,613,817	5,886,959	778,927	81,647	214,930	19,578,844	1,382,793

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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